Transactions not involving cash (Tables)	12 Months Ended
Dec. 31, 2021
Transactions not involving cash
Summary of non-cash activities which are not reflected in the statement of cash flows

During the years ended December 31, 2021, 2020 and 2019, the Company carried out the following non-cash activities, which are not reflected in the statement of cash flows:

	2021	2020	2019
Tax benefit from tax deductible goodwill	—	—	(46,314)
Investing - financial derivatives	—	—	14,597
Business combinations - financial derivatives	—	—	38,924
Lease (Note 13)	22,346	14,471	1,251
Forward contract (Note 4)	51,501	406,635	29,728
Retained payments from business combination (Note 4)	1,324	14,821	874,440
Capital contribution (Note 4)	10,000	—	—
Price adjustment from business combination (Note 4)	(7,400)	4,620	—
Acquisition from business combination (Note 4)	36,172	22,857	39,419